Summary of Significant Accounting Policies (Tables)	12 Months Ended
Apr. 25, 2014
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment

Property, plant, and equipment balances and corresponding lives are as follows:

(in millions)	April 25, 2014	April 26, 2013	Lives (in years)
Land and land improvements	$152	$151	Up to 20
Buildings and leasehold improvements	1,565	1,532	Up to 40
Equipment	4,409	4,110	3-7
Construction in progress	313	359	—

Subtotal	6,439	6,152
Less: Accumulated depreciation	(4,047)	(3,662)

Property, plant, and equipment, net	$2,392	$2,490